UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2008
Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):	[ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
	Name:		Harbour Investment Management, L.L.C.
	Address:	2722 Colby Ave Suite 520
			Everett, WA 98201

	13F File Number:028-10605

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erika L. Hill, CFA
Title:		Chief Compliance Officer
Phone:		425-742-1557
Signature,		Place,		and Date of Signing:
Erika L. Hill		Everett, WA	November 12, 2008
Report Type (Check only one):
				[X] 13F Holdings Report
				[ ] 13F Notice
				[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		59
Form 13F Information Table Value Total:		100722 (X$1000)

List of Other Included Managers:


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FORM 13F INFORMATION TABLE

NAME OF			TITLE	CUSIP		VALUE	SHRS/	SHRS/	PUT/	INVST	OTHER	VOTE AUTHORITY
ISSUER			OF CLASS		(X$1000)PRN AMT	PRN	CALL	DSCRTN	MNGRS	SOLE	SHRD	NONE

3M CO			COM	88579Y101	1814	26550	SHRS		SOLE		26550
Abbott Laboratories	COM	002824100	2082	36156	SHRS		SOLE		36156
AstraZeneca PLC		COM	046353108	1217	27725	SHRS		SOLE		27725
AT&T			COM	00206R102	335	12011	SHRS		SOLE		12011
Automatic Data		COM	053015103	2520	58950	SHRS		SOLE		58950
Berkshire Hathaway B	COM	084670207	3705	843	SHRS		SOLE		843
Boeing Company		COM	097023105	460	8024	SHRS		SOLE		8024
BP PLC			COM	055622104	1052	20960	SHRS		SOLE		20960
Canon Inc		COM	138006309	2010	53252	SHRS		SOLE		53252
Cascade Finl Corp	COM	147272108	76	10261	SHRS		SOLE		10261
Cisco Systems		COM	17275r102	1696	75169	SHRS		SOLE		75169
CityBank		COM	17770a109	181	11604	SHRS		SOLE		11604
Coca Cola		COM	191216100	2858	54045	SHRS		SOLE		54045
ConocoPhillips		COM	20825c104	1527	20845	SHRS		SOLE		20845
Consolidated Edison	COM	209115104	2241	52175	SHRS		SOLE		52175
Costco Wholesale	COM	22160k105	3024	46567	SHRS		SOLE		46567
Daktronics Inc		COM	234264109	873	52425	SHRS		SOLE		52425
Danaher Inc		COM	235851102	425	6120	SHRS		SOLE		6120
EMC Corp		COM	268648102	1100	92010	SHRS		SOLE		92010
Emerson Electric	COM	291011104	1093	26790	SHRS		SOLE		26790
Encana Corp		COM	292505104	1356	20660	SHRS		SOLE		20660
Exxon Mobil		COM	30231g102	2722	35055	SHRS		SOLE		35055
Frontier Financial	COM	35907k105	1229	91541	SHRS		SOLE		91541
General Electric	COM	369604103	2019	79168	SHRS		SOLE		79168
GlaxoSmithKline PLC	COM	37733w105	1751	40300	SHRS		SOLE		40300
Hewlett-Packard		COM	428236103	2073	44823	SHRS		SOLE		44823
Horizon Financial	COM	44041f105	1001	110244	SHRS		SOLE		110244
Ingersoll-Rand Ltd	COM	G4776g101	1169	37500	SHRS		SOLE		37500
Intel Corp		COM	458140100	2431	129769	SHRS		SOLE		129769
IShares Japan		COM	464286848	2062	193475	SHRS		SOLE		193475
IShares Switzerland	COM	464286749	2295	109150	SHRS		SOLE		109150
Johnson & Johnson	COM	478160104	3524	50863	SHRS		SOLE		50863
Kimberly Clark		COM	494368103	2157	33265	SHRS		SOLE		33265
Marriott Int'l		COM	571903202	1539	59000	SHRS		SOLE		59000
Medtronic Inc		COM	585055106	919	18347	SHRS		SOLE		18347
Microsoft		COM	594918104	4619	173049	SHRS		SOLE		173049
Newmont Mining Corp	COM	651639106	1528	39425	SHRS		SOLE		39425
Novo Nordisk AS		COM	670100205	1217	23370	SHRS		SOLE		23370
Occidental Pete		COM	674599105	821	11650	SHRS		SOLE		11650
Paccar			COM	693718108	3031	79375	SHRS		SOLE		79375
Pepsico			COM	713448108	3148	44168	SHRS		SOLE		44168
Pfizer			COM	717081103	389	21116	SHRS		SOLE		21116
Plum Creek Timber	COM	729251108	1570	31491	SHRS		SOLE		31491
Procter & Gamble	COM	742718109	3489	50068	SHRS		SOLE		50068
Puget Energy		COM	745310102	1082	40532	SHRS		SOLE		40532
RBC Bearings Inc	COM	75524B104	1427	42350	SHRS		SOLE		42350
Royal Dutch Shell A	COM	780259206	1525	25845	SHRS		SOLE		25845
Schlumberger Ltd	COM	806857108	907	11620	SHRS		SOLE		11620
Southern Co		COM	842587107	1713	45450	SHRS		SOLE		45450
Starbucks Corp		COM	855244109	1354	91048	SHRS		SOLE		91048
Steinway Musical Ins	COM	858495104	621	21925	SHRS		SOLE		21925
Stryker Corp		COM	863667101	1333	21396	SHRS		SOLE		21396
Tootsie Roll Inds	COM	890516107	969	33506	SHRS		SOLE		33506
Total S A		COM	89151E109	1030	16980	SHRS		SOLE		16980
United Parcel Svc	COM	911312106	2156	34285	SHRS		SOLE		34285
United Technologies	COM	913017109	1746	29075	SHRS		SOLE		29075
Walgreen Company	COM	931422109	2825	91232	SHRS		SOLE		91232
Walt Disney Co		COM	254687106	2316	75455	SHRS		SOLE		75455
Washington Federal	COM	938824109	1370	74261	SHRS		SOLE		74261
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